Quarterly Report
March 31, 2021
MFS®  Total Return Bond Series
MFS® Variable Insurance Trust
VFB-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.2%
Aerospace – 0.6%
Boeing Co., 2.196%, 2/04/2026	$6,236,000	$6,214,047
TransDigm, Inc., 4.625%, 1/15/2029 (n)	5,462,000	5,378,923
		$11,592,970
Asset-Backed & Securitized – 19.9%
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 1.823% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	$5,554,267	$5,575,951
Arbor Realty Trust, Inc., ARCLO, 2021-FL1, “D”, FLR, 3.08% (LIBOR - 1mo. + 2.95%) 12/15/2035 (n)	831,500	827,348
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.256% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	7,720,000	7,722,378
Arbor Realty Trust, Inc., CLO, 2019-FL1, “C”, FLR, 2.206% (LIBOR - 1mo. + 2.1%), 5/15/2037 (n)	808,000	806,999
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 2.606% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	6,995,000	6,981,996
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS” FLR, 1.556% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)	980,500	980,501
Arbor Realty Trust, Inc., CLO, 2019-FL2, “B”, FLR, 1.856% (LIBOR - 1mo. + 1.75%), 9/15/2034 (n)	784,500	783,771
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 2.156% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)	3,529,000	3,519,016
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.13% (LIBOR - 1mo. + 2%) 12/15/2035 (n)	905,000	900,475
AREIT CRE Trust, 2019-CRE3, “A”, FLR, 1.126% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	1,230,000	1,230,375
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.656% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	2,569,500	2,557,012
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.006% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	2,242,500	2,226,139
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 2.756% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	1,849,000	1,822,006
Atrium XII Corp., 2012-A, “B1R”, FLR, 1.572% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	7,430,000	7,429,866
Bancorp Commercial Mortgage Trust, 2017-CRE2, “B”, FLR, 1.706% (LIBOR - 1mo. + 1.6%), 8/15/2032 (z)	2,312,000	2,314,416
Bancorp Commercial Mortgage Trust, 2018-CRE3, “AS”, FLR, 1.356% (LIBOR - 1mo. + 1.25%), 1/15/2033 (n)	430,241	429,851
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 2.806% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	1,668,091	1,657,325
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.206% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	950,080	947,807
Bancorp Commercial Mortgage Trust, 2018-CRE4, “B”, FLR, 1.356% (LIBOR - 1mo. + 1.25%), 9/15/2035 (n)	2,030,000	2,011,086
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.206% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	1,465,000	1,450,699
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 1.106% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	1,587,966	1,587,476
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 1.456% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	1,394,437	1,393,645
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.656% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	8,289,572	8,289,568
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 2.406% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	545,000	538,911
Barclays Commercial Mortgage Securities LLC, 2019-C5, “A4”, 3.063%, 11/15/2052	2,755,000	2,903,955
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	88,577	9
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.709% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	47,050	49,250
BDS Ltd., 2019-FL4, “A”, FLR, 1.208% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	5,165,000	5,158,544
Bear Stearns Cos., Inc., “A2”, FLR, 1.008% (LIBOR - 1mo. + 0.45%), 12/25/2042	225,915	224,345
Benchmark Mortgage Trust, 2020-B18, “A5”, 1.925%, 7/15/2053	2,133,596	2,058,331
BSPRT Issuer Ltd., 2019-FL5, “C”, FLR, 2.106% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	3,295,000	3,270,287
BSPRT Issuer Ltd., 2021-FL6, “B”, FLR, 1.703% (LIBOR - 1mo. + 1.6%) 3/15/2036 (n)	3,669,500	3,655,739
BSPRT Issuer Ltd., 2021-FL6, “C”, FLR, 2.153% (LIBOR - 1mo. + 2.05%) 3/15/2036 (n)	1,288,000	1,281,560
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	1,961,100	1,984,869
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	631,000	625,205
BXMT Ltd., 2020-FL2, “B”, FLR, 1.507% (LIBOR - 1mo. + 1.4%), 2/16/2037 (n)	1,731,000	1,726,662
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	6,931,880
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,406,545	2,469,010
CHCP 2021-FL1 Ltd., “B”, FLR, 1.756% (LIBOR - 1mo. + 1.65%) 2/15/2038 (n)	1,102,500	1,103,875
CHCP 2021-FL1 Ltd., “C”, FLR, 2.206% (LIBOR - 1mo. + 2.1%) 2/15/2038 (n)	1,249,000	1,250,948
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029 (n)	782,939	784,789
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	1,600,822	1,609,846
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,385,507
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,754,000	1,932,893
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	790,000	835,369
CLNC Ltd., 2019-FL1, “B”, FLR, 2.01% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	1,850,000	1,842,581
CLNC Ltd., 2019-FL1, “C”, FLR, 2.51% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	3,006,500	2,996,833
Commercial Mortgage Trust, 2012-CR2, “A4”, 3.147%, 8/15/2045	3,950,000	4,051,204
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	10,945,926
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	3,177,269
CPS Auto Trust, 2019-B, “B”, 3.09%, 4/17/2023 (n)	774,947	777,334

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	$2,695,346	$2,909,383
Cutwater Ltd., 2014-1A, “BR”, FLR, 2.641% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	3,135,000	3,122,949
Cutwater Ltd., 2015-1A, “BR”, FLR, 2.041% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	10,770,000	10,638,143
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025 (n)	3,392,000	3,447,953
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 1.807% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	2,753,500	2,746,580
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	1,905,000	1,946,534
Flatiron CLO Ltd., 2015-1A, “BR”, FLR, 1.641% (LIBOR - 3mo. + 1.4%), 4/15/2027 (n)	10,675,817	10,675,795
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 2.141% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	1,970,000	1,961,338
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.458% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	4,866,289	4,866,284
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 0.983% (LIBOR - 3mo. + 0.79%), 11/15/2026 (n)	3,945,140	3,943,282
Galaxy CLO Ltd., 2018-29A, “B”, FLR, 1.593% (LIBOR - 3mo. + 1.4%), 11/15/2026 (n)	2,878,803	2,891,769
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	998,941	1,007,258
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.226% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	2,398,453	2,398,453
Granite Point Mortgage Trust, Inc., 2018-FL1, “A” FLR, 1.01% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	593,589	592,058
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	8,529,117
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	10,169,944	10,681,292
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.923% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	6,545,000	6,468,777
Hunt CRE Ltd., 2018-FL2, “AS”, FLR, 1.556% (LIBOR - 1mo. + 1.45%), 8/15/2028 (n)	875,000	874,273
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 1.756% (LIBOR - 1mo. + 1.65%), 8/15/2028 (n)	1,800,000	1,798,495
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 2.456% (LIBOR - 1mo. + 2.35%), 8/15/2028 (n)	595,000	593,512
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 0.808% (LIBOR - 1mo. + 0.7%), 3/17/2037 (n)	8,795,733	8,809,426
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.958% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	1,231,662	1,233,010
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	13,030,316
JPMorgan Chase Commercial Mortgage Securities Corp., 5.563%, 7/15/2042 (n)	19,334	15,951
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	7,520,623	8,163,016
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/2046	73,188	73,406
JPMorgan Mortgage Trust, “A1”, 1.911%, 10/25/2033	92,541	93,729
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.107% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	5,197,500	5,184,506
Lehman Brothers Commercial Conduit Mortgage Trust, 0.583%, 2/18/2030 (i)	1,962	0
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.606% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	8,900,000	8,900,000
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.656% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	2,340,000	2,326,877
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.056% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	1,836,900	1,818,740
LoanCore Ltd., 2018-CRE1/CRE3, “B”, FLR, 1.706% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	1,873,800	1,862,233
LoanCore Ltd., 2019-CRE2, “D”, FLR, 2.556% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	1,121,500	1,085,051
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.476% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,456,200	1,452,608
Merrill Lynch Mortgage Investors, Inc., “A”, 2.308%, 5/25/2036	100,512	102,129
Merrill Lynch Mortgage Investors, Inc., “A5”, 2.054%, 4/25/2035	120,567	120,208
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.538% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	11,245,000	11,248,471
MF1 CLO Ltd., 2021-FL5, “C”, FLR, 1.808% (LIBOR - 1mo. + 1.7%) 7/15/2036 (n)	2,589,000	2,589,000
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/2045	5,000,000	5,120,882
Navistar Financial Dealer Note Master Owner Trust, 2019-1, “A”, FLR, 0.748% (LIBOR - 1mo. + 0.64%), 5/25/2024 (n)	6,175,000	6,178,882
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	2,465,000	2,526,175
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 1.591% (LIBOR - 3mo. + 1.35%), 7/15/2027 (n)	6,280,000	6,283,592
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.532% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	3,930,000	3,908,420
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 2.082% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	3,453,628	3,383,554
Parallel Ltd., 2015-1A, “C1R”, FLR, 1.974% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,680,000	1,679,153
Parallel Ltd., 2015-1A, “C2R”, FLR, 1.974% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,810,000	1,798,020
PFP III Ltd., 2021-7, “B”, FLR, 1.5% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	936,000	931,320
PFP III Ltd., 2021-7, “C”, FLR, 1.75% (LIBOR - 1mo. + 1.65%) 4/14/2038 (n)	1,640,500	1,624,095
Preferred Term Securities XIX Ltd., CDO, FLR, 0.533% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	208,474	176,682
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 1.222% (LIBOR - 3mo. + 1.04%), 2/20/2030 (n)	3,697,038	3,698,898
Residential Funding Mortgage Securities, Inc., FGIC, 5.32%, 12/25/2035	4,779	4,747
Santander Retail Auto Lease Trust, 2019-A, “B”, 3.01%, 5/22/2023 (n)	3,222,000	3,284,412
Santander Retail Auto Lease Trust, 2020-A, “C”, 2.08%, 3/20/2024 (n)	2,276,000	2,336,110
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	1,187,199	1,208,233
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	1,415,774	1,446,800
TICP CLO Ltd., 2018-IA, “A2”, FLR, 1.715% (LIBOR - 3mo. + 1.5%), 4/26/2028 (n)	6,750,828	6,750,804
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,865,766	6,505,723
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	12,215,133	12,653,234

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	$1,761,977	$1,767,951
Voya CLO Ltd., 2012-4A, “A2AR”, FLR, 2.141% (LIBOR - 3mo. + 1.90%), 10/15/2030 (n)	1,940,000	1,950,183
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	14,326,447
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,970,000	4,337,578
Wells Fargo Commercial Mortgage Trust, 2018-C46, “A4”, 4.152%, 8/15/2051	1,430,000	1,608,014
Wells Fargo Commercial Mortgage Trust, 2019-C53, “A4”, 3.04%, 10/15/2052	10,239,837	10,767,672
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	4,898,000	5,177,656
Wells Fargo Commercial Mortgage Trust, 2020-C58, “A4”, 2.092%, 7/15/2053	3,745,000	3,633,588
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.941% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	975,000	974,510
		$397,263,894
Automotive – 0.9%
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)	$3,775,000	$4,012,070
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)	2,087,000	2,021,781
Hyundai Capital America, 2.375%, 10/15/2027 (n)	1,982,000	1,986,905
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	3,035,000	3,069,902
Volkswagen Group of America Finance LLC, 3.2%, 9/26/2026 (n)	3,573,000	3,835,556
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	2,118,000	2,295,825
		$17,222,039
Broadcasting – 0.9%
Discovery, Inc., 4.65%, 5/15/2050	$4,028,000	$4,429,045
Netflix, Inc., 4.875%, 4/15/2028	1,185,000	1,347,238
Prosus N.V., 3.68%, 1/21/2030 (n)	4,905,000	5,059,326
WMG Acquisition Corp., 3%, 2/15/2031 (n)	7,790,000	7,402,837
		$18,238,446
Brokerage & Asset Managers – 1.3%
E*TRADE Financial Corp., 3.8%, 8/24/2027	$5,272,000	$5,839,611
E*TRADE Financial Corp., 4.5%, 6/20/2028	3,485,000	3,973,217
Intercontinental Exchange, Inc., 3.75%, 9/21/2028	2,249,000	2,475,582
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	1,170,000	1,126,406
LPL Holdings, Inc., 4%, 3/15/2029 (n)	6,500,000	6,548,750
Raymond James Financial, Inc., 4.95%, 7/15/2046	4,683,000	5,724,487
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	1,095,000	1,188,707
		$26,876,760
Building – 0.8%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$2,975,000	$2,975,000
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	1,243,000	1,354,578
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	4,065,000	4,101,585
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	3,660,000	3,467,850
Vulcan Materials Co., 3.5%, 6/01/2030	3,356,000	3,596,009
		$15,495,022
Business Services – 1.2%
Equinix, Inc., 5.375%, 5/15/2027	$5,040,000	$5,420,047
Equinix, Inc., 2.15%, 7/15/2030	4,789,000	4,549,722
Fiserv, Inc., 3.5%, 7/01/2029	3,750,000	4,042,224
Fiserv, Inc., 2.65%, 6/01/2030	4,000,000	4,025,660
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	5,315,000	5,254,409
NXP Semiconductors N.V., 2.7%, 5/01/2025 (n)	508,000	532,577
		$23,824,639
Cable TV – 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 5%, 2/01/2028 (n)	$4,470,000	$4,727,696
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	4,025,000	4,102,280
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	7,676,000	8,705,806
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	3,265,000	3,366,215

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	$5,940,000	$5,900,083
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	4,005,000	4,330,406
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	3,615,000	3,732,488
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,558,000	3,793,722
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	419,401
		$39,078,097
Chemicals – 0.1%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$2,495,000	$2,433,124
Computer Software – 0.6%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$9,950,000	$11,632,067
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$5,670,000	$6,032,880
Conglomerates – 0.7%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$2,327,000	$2,350,631
Carrier Global Corp., 3.577%, 4/05/2050	6,276,000	6,143,886
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	4,993,000	5,685,722
		$14,180,239
Consumer Products – 1.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$6,765,000	$7,200,746
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	13,673,000	14,458,665
		$21,659,411
Consumer Services – 1.0%
Booking Holdings, Inc., 3.65%, 3/15/2025	$3,449,000	$3,755,170
Booking Holdings, Inc., 4.5%, 4/13/2027	2,084,000	2,416,906
MercadoLibre, Inc., 3.125%, 1/14/2031	5,002,000	4,761,904
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	2,145,000	1,767,249
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	6,221,000	3,957,389
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	2,145,000	1,197,205
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	5,600,000	1,594,898
		$19,450,721
Containers – 0.4%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$7,030,000	$7,290,110
Electronics – 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$3,219,000	$3,496,555
Broadcom, Inc., 4.75%, 4/15/2029	3,632,000	4,080,278
Broadcom, Inc., 4.15%, 11/15/2030	5,906,000	6,381,456
Broadcom, Inc., 3.469%, 4/15/2034 (n)	3,589,000	3,610,580
Sensata Technologies B.V., 5%, 10/01/2025 (n)	3,740,000	4,132,700
Sensata Technologies B.V., 4%, 4/15/2029 (n)	2,670,000	2,718,140
		$24,419,709
Emerging Market Quasi-Sovereign – 0.5%
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	$6,055,000	$5,749,101
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030	2,856,000	2,920,203
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 5.375%, 3/02/2026 (n)	772,000	713,923
		$9,383,227
Emerging Market Sovereign – 0.2%
Dominican Republic, 4.5%, 1/30/2030 (n)	$4,675,000	$4,721,750

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 0.9%
Diamondback Energy, Inc., 4.4%, 3/24/2051	$1,999,000	$2,037,016
Energean Israel Finance Ltd., 4.875%, 3/30/2026	3,943,000	3,974,544
Energean Israel Finance Ltd., 5.375%, 3/30/2028	901,000	913,389
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	2,675,000	2,922,438
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	2,670,000	2,926,854
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	4,908,000	4,884,677
		$17,658,918
Energy - Integrated – 0.4%
Eni S.p.A., 4%, 9/12/2023 (n)	$5,176,000	$5,561,836
Exxon Mobil Corp., 4.227%, 3/19/2040	1,700,000	1,915,730
		$7,477,566
Financial Institutions – 1.5%
AerCap Ireland Capital DAC, 4.5%, 9/15/2023	$4,803,000	$5,165,925
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	3,195,000	3,723,317
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	5,681,000	6,135,170
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	4,592,000	4,799,584
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,890,000	2,763,150
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	1,779,000	1,862,552
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,615,000	2,455,660
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (p)	3,849,623	3,691,789
		$30,597,147
Food & Beverages – 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.9%, 2/01/2046	$2,901,000	$3,436,004
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	2,539,000	3,168,055
Aramark Services, Inc., 5%, 2/01/2028 (n)	1,717,000	1,781,817
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	4,965,000	5,494,989
		$13,880,865
Gaming & Lodging – 1.3%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,184,000	$4,568,091
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	2,096,000	2,349,784
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	6,080,000	5,901,248
Las Vegas Sands Corp., 3.5%, 8/18/2026	3,253,000	3,390,293
Marriott International, Inc., 4.625%, 6/15/2030	1,503,000	1,680,289
Marriott International, Inc., 2.85%, 4/15/2031	1,650,000	1,621,412
Marriott International, Inc., 3.5%, 10/15/2032	3,330,000	3,440,340
VICI Properties, Inc., 4.125%, 8/15/2030 (n)	3,950,000	3,984,365
		$26,935,822
Insurance - Property & Casualty – 3.0%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$6,835,000	$7,330,300
American International Group, Inc., 3.75%, 7/10/2025	4,641,000	5,065,691
American International Group, Inc., 3.9%, 4/01/2026	4,923,000	5,430,062
American International Group, Inc., 4.7%, 7/10/2035	2,600,000	3,051,356
Aon Corp., 3.75%, 5/02/2029	7,982,000	8,777,271
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	1,429,000	1,312,656
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	5,692,000	6,325,429
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031 (n)	1,060,000	1,055,221
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029	5,901,000	6,117,398
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	3,484,000	3,607,357
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,900,000	2,982,436
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	6,787,000	7,837,127
Progressive Corp., 3.2%, 3/26/2030	370,000	396,868
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	736,000	841,666
		$60,130,838

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 0.2%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$2,687,000	$3,136,159
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 1.95%, 7/02/2023	$2,353,000	$2,416,134
CNH Industrial Capital LLC, 4.2%, 1/15/2024	1,209,000	1,317,801
CNH Industrial Capital LLC, 3.85%, 11/15/2027	3,223,000	3,562,085
		$7,296,020
Major Banks – 7.8%
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	$8,192,000	$8,781,458
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	9,824,000	9,726,702
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	3,810,000	3,559,465
Bank of America Corp., 4.443%, 1/20/2048	5,696,000	6,601,465
Bank of America Corp., 6.5% to 10/23/2024, FLR (LIBOR - 3mo. + 4.174%) to 10/23/2049	3,843,000	4,304,160
Bank of America Corp., 6.1%, 12/29/2049	8,096,000	8,986,560
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	5,924,000	6,461,129
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,191,000	3,667,152
Credit Suisse Group Fund (Guernsey) Ltd., 3.75%, 3/26/2025	3,021,000	3,254,361
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	6,000,000	6,068,823
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 3/02/2071	2,447,000	2,434,765
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 3/02/2071	6,176,000	6,083,360
JPMorgan Chase & Co., 3.125%, 1/23/2025	211,000	225,988
JPMorgan Chase & Co., 3.509%, 1/23/2029	2,290,000	2,474,883
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR (LIBOR - 3mo. + 1.12%) to 4/23/2029	11,383,000	12,687,083
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	4,579,000	5,177,208
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	4,435,000	4,510,627
Lloyds Bank PLC, 3.75%, 1/11/2027	5,328,000	5,840,558
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	9,749,000	9,353,088
Morgan Stanley, 5.597% to 3/24/2050, FLR (SOFR + 4.84%) to 3/24/2051	4,557,000	6,328,279
PNC Bank N.A., 3.1%, 10/25/2027	1,262,000	1,365,564
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	9,717,000	9,373,849
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	7,868,000	7,865,341
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 12/31/2099 (n)	7,084,000	6,988,366
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,524,000	5,019,433
Wells Fargo & Co., 3.068% to 4/30/2040, FLR (SOFR + 2.53%) to 4/30/2041	4,381,000	4,284,158
Westpac Banking Corp., 2.894% to 2/4/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	5,356,000	5,515,127
		$156,938,952
Medical & Health Technology & Services – 2.7%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$593,000	$626,912
Alcon, Inc., 2.6%, 5/27/2030 (n)	1,096,000	1,098,252
Berks County, PA, Industrial Development Authority (Tower Health Project), 4.451%, 2/01/2050	6,211,000	5,155,130
Charles River Laboratories International, Inc., 4%, 3/15/2031 (n)	3,465,000	3,522,346
CommonSpirit Health, 2.95%, 11/01/2022	6,666,000	6,877,977
DaVita, Inc., 4.625%, 6/01/2030 (n)	4,230,000	4,302,544
HCA, Inc., 5.25%, 6/15/2026	3,026,000	3,476,538
HCA, Inc., 5.625%, 9/01/2028	6,840,000	7,866,000
HCA, Inc., 4.125%, 6/15/2029	4,581,000	5,073,505
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	2,056,000	2,340,203
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,596,701
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	7,120,000	8,206,023
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	2,562,000	2,998,859
		$53,140,990
Medical Equipment – 0.1%
Boston Scientific Corp., 4%, 3/01/2029	$1,837,000	$2,036,021

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.6%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$2,504,000	$2,470,789
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	2,927,000	2,902,577
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	2,796,000	2,989,959
Novelis Corp., 5.875%, 9/30/2026 (n)	3,515,000	3,679,502
		$12,042,827
Midstream – 2.8%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$3,683,000	$3,830,320
Enbridge, Inc., 4.25%, 12/01/2026	7,640,000	8,518,221
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	7,022,000	6,802,552
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,350,000	8,911,032
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,040,000	2,575,864
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	2,612,000	3,045,971
ONEOK, Inc., 5.2%, 7/15/2048	5,104,000	5,569,238
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	2,839,000	2,828,777
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	5,292,000	5,970,787
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	2,675,000	2,933,199
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,975,000	2,214,894
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	3,333,000	3,489,234
		$56,690,089
Mortgage-Backed – 20.4%
Fannie Mae, 2.56%, 10/01/2021	$749,133	$750,122
Fannie Mae, 2.75%, 3/01/2022	1,041,196	1,058,609
Fannie Mae, 5.5%, 5/01/2022 - 4/01/2040	5,925,900	6,895,046
Fannie Mae, 6%, 8/01/2022 - 3/01/2039	1,479,751	1,747,813
Fannie Mae, 2.525%, 10/01/2022	1,667,403	1,702,946
Fannie Mae, 2.68%, 3/01/2023	1,605,628	1,656,182
Fannie Mae, 2.41%, 5/01/2023	1,872,008	1,928,739
Fannie Mae, 2.55%, 5/01/2023	958,343	989,577
Fannie Mae, 5%, 7/01/2023 - 3/01/2042	4,127,604	4,775,266
Fannie Mae, 4.5%, 5/01/2024 - 6/01/2044	14,633,112	16,397,726
Fannie Mae, 3.5%, 5/25/2025 - 5/01/2049	12,594,268	13,540,971
Fannie Mae, 3.95%, 1/01/2027	333,682	372,496
Fannie Mae, 3%, 11/01/2028 - 9/01/2050	11,771,200	12,401,180
Fannie Mae, 2.5%, 11/01/2031 - 3/01/2051	12,196,165	12,567,881
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	3,212	3,681
Fannie Mae, 3%, 2/25/2033 (i)	571,654	57,387
Fannie Mae, 4%, 12/01/2039 - 1/01/2047	23,189,622	25,547,108
Fannie Mae, 3.25%, 5/25/2040	239,275	257,521
Fannie Mae, 2%, 10/25/2040 - 2/01/2051	1,352,786	1,369,716
Fannie Mae, 4%, 7/25/2046 (i)	530,945	101,434
Fannie Mae, 3.5%, 12/01/2046 (f)	2,508,584	2,669,131
Fannie Mae, TBA, 2%, 4/19/2036 - 5/13/2051	61,650,000	61,627,302
Fannie Mae, TBA, 2.5%, 4/19/2036 - 5/13/2051	29,325,000	30,138,269
Fannie Mae, TBA, 3%, 4/19/2036 - 6/14/2051	27,150,000	28,374,860
Fannie Mae, TBA, 1.5%, 5/18/2036	7,775,000	7,795,490
Fannie Mae, TBA, 3.5%, 4/14/2051 - 5/13/2051	4,400,000	4,647,000
Fannie Mae, TBA, 4%, 4/14/2051 - 5/13/2051	3,000,000	3,219,656
Federal Home Loan Bank, 5%, 7/01/2035	1,235,490	1,437,852
Freddie Mac, 2.791%, 1/25/2022	4,392,459	4,454,894
Freddie Mac, 3.32%, 2/25/2023	3,956,000	4,156,588
Freddie Mac, 3.531%, 7/25/2023	2,401,000	2,558,940
Freddie Mac, 2.67%, 12/25/2024	2,784,000	2,965,971
Freddie Mac, 2.811%, 1/25/2025	4,169,000	4,463,878
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	2,424,980	2,667,745
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	3,656,469	4,105,227
Freddie Mac, 3.3%, 10/25/2026	2,958,000	3,266,448
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	20,204,810	21,309,261

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 4.06%, 10/25/2028	$2,129,000	$2,463,300
Freddie Mac, 1.089%, 7/25/2029 (i)	4,053,330	324,340
Freddie Mac, 1.144%, 8/25/2029 (i)	7,014,576	588,838
Freddie Mac, 1.868%, 4/25/2030 (i)	1,901,414	286,971
Freddie Mac, 5.5%, 5/01/2034 - 1/01/2038	259,353	302,746
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	81,191	94,799
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	1,443,122	1,666,365
Freddie Mac, 5.5%, 2/15/2036 (i)	117,354	21,649
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	20,578,608	22,127,154
Freddie Mac, 4.5%, 12/15/2040 (i)	113,257	10,670
Freddie Mac, 4%, 8/15/2044 (i)	146,888	18,944
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	1,374,406	1,583,157
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	160,565	189,158
Ginnie Mae, 4.5%, 4/15/2039 - 9/20/2041	6,374,567	7,181,403
Ginnie Mae, 4%, 10/20/2040 - 3/20/2048	2,108,671	2,331,387
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2048	12,953,472	13,870,605
Ginnie Mae, 3%, 11/20/2044 - 1/20/2048	16,988,758	17,943,643
Ginnie Mae, 2.5%, 11/20/2050 - 12/20/2050	3,788,096	3,909,212
Ginnie Mae, TBA, 2.5%, 2/20/2051 - 5/15/2051	15,768,946	16,245,930
Ginnie Mae, TBA, 2%, 4/15/2051	5,950,000	6,004,503
Ginnie Mae, TBA, 3.5%, 4/15/2051 - 5/20/2051	6,025,000	6,360,789
Ginnie Mae, TBA, 4%, 5/15/2051	5,325,000	5,691,926
Ginnie Mae, TBA, 3%, 5/20/2051	5,150,000	5,366,763
		$408,564,165
Municipals – 2.6%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.06%, 12/01/2025	$910,000	$927,026
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	8,850,000	8,651,161
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,295,000	1,273,497
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	8,019,000	10,257,604
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	13,215,000	13,029,094
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	4,184,369
Philadelphia, PA, School District, “B”, AGM, 6.615%, 6/01/2030	3,250,000	4,092,279
Philadelphia, PA, School District, “B”, AGM, 6.765%, 6/01/2040	2,195,000	3,052,350
State of Florida, “A”, 2.154%, 7/01/2030	7,272,000	7,266,067
		$52,733,447
Natural Gas - Distribution – 0.7%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,122,000	$9,712,238
NiSource, Inc., 3.6%, 5/01/2030	4,171,000	4,517,717
		$14,229,955
Network & Telecom – 0.4%
Verizon Communications, Inc., 2.1%, 3/22/2028	$1,510,000	$1,517,835
Verizon Communications, Inc., 2.55%, 3/21/2031	2,832,000	2,824,447
Verizon Communications, Inc., 4.272%, 1/15/2036	2,647,000	2,988,879
		$7,331,161
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$2,350,000	$2,599,958
Marathon Petroleum Corp., 5.85%, 12/15/2045	2,507,000	2,964,479
		$5,564,437
Other Banks & Diversified Financials – 1.2%
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034 (n)	$5,693,000	$5,729,948
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,570,000	2,765,217
Branch Banking & Trust Co., 2.25%, 3/11/2030	910,000	887,344
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	2,632,000	2,648,792
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	5,458,000	5,992,224

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	$4,694,000	$5,049,946
		$23,073,471
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$2,192,000	$2,445,181
Real Estate - Apartment – 0.2%
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, FLR, 2.206% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)	$2,602,500	$2,628,398
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	2,217,000	2,395,510
		$5,023,908
Real Estate - Healthcare – 0.1%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$2,569,000	$2,702,601
Real Estate - Office – 0.3%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$7,238,000	$6,933,049
Real Estate - Retail – 0.4%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	$7,508,000	$7,664,309
Specialty Chemicals – 0.1%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$1,165,000	$1,212,322
Specialty Stores – 0.1%
Penske Automotive Group Co., 5.5%, 5/15/2026	$1,009,000	$1,038,312
TJX Cos., Inc., 3.875%, 4/15/2030	661,000	735,483
		$1,773,795
Telecommunications - Wireless – 2.3%
American Tower Corp., REIT, 3.55%, 7/15/2027	$11,856,000	$12,838,864
American Tower Corp., REIT, 3.8%, 8/15/2029	1,403,000	1,526,568
American Tower Corp., REIT, 3.1%, 6/15/2050	1,269,000	1,162,778
Crown Castle International Corp., 3.2%, 9/01/2024	2,334,000	2,504,731
Crown Castle International Corp., 3.7%, 6/15/2026	2,255,000	2,463,552
Crown Castle International Corp., 4%, 3/01/2027	820,000	906,504
Crown Castle International Corp., 3.8%, 2/15/2028	3,824,000	4,162,245
Crown Castle International Corp., 3.25%, 1/15/2051	947,000	868,889
SBA Communications Corp., 3.875%, 2/15/2027	5,059,000	5,171,310
SBA Communications Corp., 3.125%, 2/01/2029 (n)	4,025,000	3,868,629
T-Mobile USA, Inc., 2.55%, 2/15/2031 (n)	8,138,000	7,956,767
T-Mobile USA, Inc., 2.875%, 2/15/2031	1,557,000	1,504,840
T-Mobile USA, Inc., 4.375%, 4/15/2040 (n)	1,357,000	1,507,708
		$46,443,385
Tobacco – 0.3%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$5,968,000	$6,352,708
Transportation - Services – 0.5%
Adani Ports & Special Economic Zone Ltd., 4%, 7/30/2027 (n)	$1,851,000	$1,951,487
Adani Ports & Special Economic Zone Ltd., 4.375%, 7/03/2029	1,847,000	1,929,062
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	1,431,000	1,570,100
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	3,603,000	5,184,995
		$10,635,644
U.S. Government Agencies and Equivalents – 1.3%
Small Business Administration, 4.93%, 1/01/2024	$2,767	$2,886
Small Business Administration, 4.34%, 3/01/2024	5,902	6,125
Small Business Administration, 4.99%, 9/01/2024	4,961	5,205

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.86%, 1/01/2025	$12,636	$13,290
Small Business Administration, 4.625%, 2/01/2025	13,616	14,313
Small Business Administration, 5.11%, 4/01/2025	7,937	8,347
Small Business Administration, 4.43%, 5/01/2029	193,607	211,245
Small Business Administration, 3.21%, 9/01/2030	2,444,108	2,580,482
Small Business Administration, 3.25%, 11/01/2030	245,794	260,299
Small Business Administration, 2.85%, 9/01/2031	513,513	531,309
Small Business Administration, 2.37%, 8/01/2032	353,118	360,930
Small Business Administration, 2.13%, 1/01/2033	1,645,926	1,673,076
Small Business Administration, 2.21%, 2/01/2033	474,732	480,036
Small Business Administration, 2.22%, 3/01/2033	1,567,474	1,584,306
Small Business Administration, 2.08%, 4/01/2033	2,750,855	2,773,283
Small Business Administration, 2.45%, 6/01/2033	2,910,974	3,008,073
Small Business Administration, 3.15%, 7/01/2033	3,953,759	4,115,631
Small Business Administration, 3.16%, 8/01/2033	4,190,020	4,363,674
Small Business Administration, 3.62%, 9/01/2033	3,828,607	4,102,905
		$26,095,415
U.S. Treasury Obligations – 9.4%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$43,300,000	$36,730,578
U.S. Treasury Bonds, 2.375%, 11/15/2049	18,550,000	18,376,094
U.S. Treasury Notes, 0.125%, 12/31/2022	54,500,000	54,474,453
U.S. Treasury Notes, 0.375%, 12/31/2025	80,000,000	78,090,625
		$187,671,750
Utilities - Electric Power – 2.3%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$2,375,000	$2,565,533
Calpine Corp., 3.75%, 3/01/2031 (n)	6,120,000	5,832,972
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	6,630,000	6,897,786
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	7,124,000	7,702,103
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	5,692,000	6,084,284
FirstEnergy Corp., 5.35%, 7/15/2047	6,088,000	6,837,873
FirstEnergy Corp., 3.4%, 3/01/2050	2,429,000	2,113,230
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	570,000	616,312
Pacific Gas & Electric Co., 3.3%, 8/01/2040	8,840,000	7,968,367
		$46,618,460
Utilities - Gas – 0.1%
East Ohio Gas Co., 3%, 6/15/2050 (n)	$1,443,000	$1,338,375
Total Bonds		$1,983,164,857
Investment Companies (h) – 8.9%
Money Market Funds – 8.9%
MFS Institutional Money Market Portfolio, 0.05% (v)	178,644,854	$178,644,855

Other Assets, Less Liabilities – (8.1)%		(162,412,142)
Net Assets – 100.0%		$1,999,397,570
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $178,644,855 and $1,983,164,857, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $598,162,495, representing 29.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Bancorp Commercial Mortgage Trust, 2017-CRE2, “B”, FLR, 1.706% (LIBOR - 1mo. + 1.6%), 8/15/2032	2/15/19	$2,303,313	$2,314,416
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Derivative Contracts at 3/31/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	861	$123,714,938	June – 2021	$3,351,527
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	280	$61,803,438	June – 2021	$(7,978)
U.S. Treasury Ultra Bond	Long	USD	583	105,650,531	June – 2021	(3,636,092)
						$(3,644,070)
At March 31, 2021, the fund had cash collateral of $1,169,086 and other liquid securities with an aggregate value of $2,454,216 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$213,767,165	$—	$213,767,165
Non - U.S. Sovereign Debt	—	17,241,136	—	17,241,136
Municipal Bonds	—	52,733,447	—	52,733,447
U.S. Corporate Bonds	—	645,642,275	—	645,642,275
Residential Mortgage-Backed Securities	—	419,151,759	—	419,151,759
Commercial Mortgage-Backed Securities	—	196,214,701	—	196,214,701
Asset-Backed Securities (including CDOs)	—	193,089,997	—	193,089,997
Foreign Bonds	—	245,324,377	—	245,324,377
Mutual Funds	178,644,855	—	—	178,644,855
Total	$178,644,855	$1,983,164,857	$—	$2,161,809,712
Other Financial Instruments
Futures Contracts – Assets	$3,351,527	$—	$—	$3,351,527
Futures Contracts – Liabilities	(3,644,070)	—	—	(3,644,070)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$160,402,627	$275,381,225	$257,138,997	$—	$—	$178,644,855
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$32,654	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.